UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund

March 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 97.2%

	Aerospace & Defense – 2.5%

8,200	Alliant Techsystems Inc.	$410,984

800	Boeing Company	59,496

17,000	Exelis Inc.	212,840

10,200	General Dynamics Corporation	748,476

63,000	Honeywell International Inc.	3,846,150

6,700	L-3 Communications Holdings, Inc.	474,159

8,900	Northrop Grumman Corporation	543,612

11,000	Raytheon Company	580,580

36,300	Textron Inc.	1,010,229
	Total Aerospace & Defense	7,886,526
	Air Freight & Logistics – 0.0%

300	FedEx Corporation	27,588
	Airlines – 0.2%

15,700	Delta Air Lines, Inc., (2)	155,587

16,300	Southwest Airlines Co.	134,312

9,600	United Continental Holdings Inc., (2)	206,400
	Total Airlines	496,299
	Auto Components – 1.2%

90,850	Johnson Controls, Inc.	2,950,808

19,087	Visteon Corporation, (2)	1,011,611
	Total Auto Components	3,962,419
	Automobiles – 0.6%

26,900	Ford Motor Company	335,981

61,200	General Motors Company, (2)	1,569,780
	Total Automobiles	1,905,761
	Beverages – 0.6%

25,200	Coca-Cola Company	1,865,052

5,300	Constellation Brands, Inc., Class A, (2)	125,027
	Total Beverages	1,990,079
	Biotechnology – 0.7%

32,540	Amgen Inc.	2,212,395
	Building Products – 0.4%

35,260	Owens Corning, (2)	1,270,418
	Capital Markets – 2.2%

13,580	Affiliated Managers Group Inc., (2)	1,518,380

27,520	Ameriprise Financial, Inc.	1,572,218

23,000	Bank of New York Company, Inc.	554,990

5,425	BlackRock Inc.	1,111,583

79,340	E*Trade Group Inc., (2)	868,773

7,400	Goldman Sachs Group, Inc.	920,338

21,900	Morgan Stanley	430,116

2,100	Northern Trust Corporation	99,645

1,400	State Street Corporation	63,700
	Total Capital Markets	7,139,743

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2012

Shares	Description (1)	Value

	Chemicals – 1.6%

3,680	CF Industries Holdings, Inc.	$672,152

9,600	Dow Chemical Company	332,544

41,910	LyondellBasell Industries NV	1,829,372

28,750	Monsanto Company	2,293,100
	Total Chemicals	5,127,168
	Commercial & Professional Services – 0.1%

12,700	Corrections Corporation of America	346,837
	Commercial Banks – 5.9%

10,500	Associated Banc-Corp.	146,580

85,650	BB&T Corporation	2,688,554

11,800	CIT Group Inc., (2)	486,632

1,600	Comerica Incorporated	51,776

22,400	Fifth Third Bancorp.	314,720

3,300	First Citizens Bancshs Inc.	602,877

95,530	First Niagara Financial Group Inc.	940,015

11,300	First Republic Bank of San Francisco, (2)	372,222

2,800	Fulton Financial Corporation	29,400

186,050	KeyCorp.	1,581,425

1,800	M&T Bank Corporation	156,384

10,400	PNC Financial Services Group, Inc.	670,696

39,200	Popular, Inc., (2)	80,360

10,600	Regions Financial Corporation	69,854

7,600	SunTrust Banks, Inc.	183,692

6,800	TCF Financial Corporation	80,852

64,130	U.S. Bancorp	2,031,638

242,640	Wells Fargo & Company	8,283,730
	Total Commercial Banks	18,771,407
	Commercial Services & Supplies – 0.2%

8,700	Cintas Corporation	340,344

15,000	Copart Inc.	391,050
	Total Commercial Services & Supplies	731,394
	Communication Equipment – 2.6%

290,150	Cisco Systems, Inc.	6,136,673

700	Harris Corporation	31,556

39,480	Motorola Solutions Inc.	2,006,768

1,600	QUALCOMM, Inc.	108,832
	Total Communication Equipment	8,283,829
	Computers & Peripherals – 2.0%

4,000	Apple, Inc., (2)	2,397,880

91,300	Dell Inc., (2)	1,515,580

45,400	Hewlett-Packard Company	1,081,882

4,100	Lexmark International, Inc., Class A	136,284

2,900	NCR Corporation, (2)	62,959

300	QLogic Corporation, (2)	5,328

6,300	SanDisk Corporation, (2)	312,417

2	Nuveen Investments

Shares	Description (1)	Value

	Computers & Peripherals (continued)

29,010	Seagate Technology	$781,820

5,400	Western Digital Corporation, (2)	223,506
	Total Computers & Peripherals	6,517,656
	Consumer Finance – 2.3%

8,800	American Express Company	509,168

112,060	Capital One Financial Corporation	6,246,224

11,100	Discover Financial Services	370,074

14,700	SLM Corporation	231,672
	Total Consumer Finance	7,357,138
	Containers & Packaging – 0.6%

51,121	Owens-Illinois, Inc., (2)	1,193,164

37,870	Sealed Air Corporation	731,270
	Total Containers & Packaging	1,924,434
	Diversified Consumer Services – 0.2%

3,400	Apollo Group, Inc., (2)	131,376

28,300	Career Education Corporation, (2)	228,098

7,400	Devry, Inc.	250,638

4,700	Education Management Corporation	64,343
	Total Diversified Consumer Services	674,455
	Diversified Financial Services – 4.9%

147,500	Bank of America Corporation	1,411,575

145,580	Citigroup Inc.	5,320,949

4,350	CME Group, Inc.	1,258,586

163,450	JP Morgan Chase & Co.	7,515,431
	Total Diversified Financial Services	15,506,541
	Diversified REIT – 0.3%

11,300	Vornado Realty Trust	951,460
	Diversified Telecommunication Services – 3.0%

102,000	AT&T Inc.	3,185,460

51,400	BCE INC.	2,059,084

11,100	CenturyLink Inc.	429,015

500	Level 3 Communications Inc.	12,865

14,100	TW Telecom Inc., (2)	312,456

90,960	Verizon Communications Inc.	3,477,401

6,200	Windstream Corporation	72,602
	Total Diversified Telecommunication Services	9,548,883
	Electric Utilities – 1.0%

83,500	Duke Energy Corporation	1,754,335

2,200	Edison International	93,522

1,000	Entergy Corporation	67,200

300	NextEra Energy Inc.	18,324

27,480	Southern Company	1,234,676
	Total Electric Utilities	3,168,057
	Electronic Components – 0.5%

22,600	AVX Group	299,676

90,420	Corning Incorporated	1,273,114

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2012

Shares	Description (1)	Value

	Electronic Components (continued)

1,100	Dolby Laboratories, Inc., (2)	$41,866

2,000	Vishay Intertechnology Inc., (2)	24,320
	Total Electronic Components	1,638,976
	Electronic Equipment & Instruments – 0.5%

7,600	Arrow Electronics, Inc., (2)	318,972

12,600	Avnet Inc., (2)	458,514

16,200	Ingram Micro, Inc., Class A, (2)	300,672

500	Jabil Circuit Inc.	12,560

7,300	TE Connectivity Limited	268,275

1,800	Tech Data Corporation, (2)	97,668
	Total Electronic Equipment & Instruments	1,456,661
	Energy Equipment & Services – 0.7%

4,700	Baker Hughes Incorporated	197,118

1,700	Halliburton Company	56,423

1,300	Nabors Industries Inc., (2)	22,737

21,520	National-Oilwell Varco Inc.	1,710,194

1,900	Patterson-UTI Energy, Inc.	32,851

300	SeaCor Smit Inc., (2)	28,734

2,300	Unit Corporation, (2)	98,348
	Total Energy Equipment & Services	2,146,405
	Food & Staples Retailing – 0.6%

12,000	CVS Caremark Corporation	537,600

32,090	Walgreen Co.	1,074,694

4,500	Wal-Mart Stores, Inc.	275,400
	Total Food & Staples Retailing	1,887,694
	Food Products – 1.9%

72,200	Archer-Daniels-Midland Company	2,285,852

500	Bunge Limited	34,220

16,070	Hershey Foods Corporation	985,573

68,810	Kraft Foods Inc.	2,615,468

4,200	Tyson Foods, Inc., Class A	80,430
	Total Food Products	6,001,543
	Health Care Equipment & Supplies – 1.3%

2,500	Baxter International, Inc.	149,450

2,000	Becton, Dickinson and Company	155,300

20,600	Boston Scientific Corporation, (2)	123,188

1,200	C. R. Bard, Inc.	118,464

6,500	CareFusion Corporation, (2)	168,545

300	Cooper Companies, Inc.	24,513

41,100	Covidien PLC	2,247,348

5,600	Hill Rom Holdings Inc.	187,096

8,500	Medtronic, Inc.	333,115

4,500	Stryker Corporation	249,660

600	Teleflex Inc.	36,690

4,500	Zimmer Holdings, Inc., (2)	289,260
	Total Health Care Equipment & Supplies	4,082,629

4	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services – 2.6%

2,400	AmerisourceBergen Corporation	$95,232

7,700	Cardinal Health, Inc.	331,947

4,000	CIGNA Corporation	197,000

37,962	HCA Holdings Inc., (2)	939,180

2,400	Henry Schein Inc., (2)	181,632

8,600	Humana Inc.	795,328

27,610	McKesson HBOC Inc.	2,423,330

800	Patterson Companies, Inc.	26,720

49,250	UnitedHealth Group Incorporated	2,902,795

4,100	Wellpoint Inc.	302,580
	Total Health Care Providers & Services	8,195,744
	Hotels, Restaurants & Leisure – 0.3%

64,250	International Game Technology	1,078,758
	Household Products – 2.3%

107,450	Procter & Gamble Company	7,221,715
	Independent Power Producers & Energy Traders – 0.1%

4,000	AES Corporation, (2)	52,280

7,000	NRG Energy Inc., (2)	109,690
	Total Indt Power Producers & Energy Traders	161,970
	Industrial Conglomerates – 3.2%

4,800	Danaher Corporation	268,800

370,780	General Electric Company	7,441,555

46,110	Tyco International Ltd.	2,590,460
	Total Industrial Conglomerates	10,300,815
	Industrial REIT – 0.2%

21,100	Prologis Inc.	760,022
	Insurance – 6.8%

31,500	Ace Limited	2,305,800

40,160	AFLAC Incorporated	1,846,958

42,860	Allstate Corporation	1,410,951

8,200	American International Group, (2)	252,806

9,500	Aon Corporation	466,070

51,590	Assured Guaranty Limited	852,267

22,400	Berkshire Hathaway Inc., Class B, (2)	1,817,760

4,100	Brown & Brown Inc.	97,498

14,250	Chubb Corporation	984,818

10,000	Genworth Financial Inc., Class A, (2)	83,200

9,200	Hartford Financial Services Group, Inc.	193,936

1,800	Lincoln National Corporation	47,448

13,600	Loews Corporation	542,232

32,490	Marsh & McLennan Companies, Inc.	1,065,347

109,330	MetLife, Inc.	4,083,476

28,400	Prudential Financial, Inc.	1,800,276

7,900	Reinsurance Group of America Inc.	469,813

25,640	Torchmark Corporation	1,278,154

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2012

Shares	Description (1)	Value

	Insurance (continued)

8,300	Unum Group	$203,184

81,730	XL Capital Ltd, Class A	1,772,724
	Total Insurance	21,574,718
	Internet & Catalog Retail – 0.4%

40,246	Expedia, Inc.	1,345,826

1,600	Liberty Media Holding Corporation Interactive, Class A	30,544
	Total Internet & Catalog Retail	1,376,370
	Internet Software & Services – 1.5%

63,640	eBay Inc., (2)	2,347,680

400	Google Inc., Class A, (2)	256,496

3,600	IAC/InterActiveCorp.	176,724

5,100	Monster Worldwide Inc.	49,725

1,500	VeriSign, Inc., (2)	57,510

123,790	Yahoo! Inc., (2)	1,884,084
	Total Internet Software & Services	4,772,219
	IT Services – 1.7%

18,400	Amdocs Limited, (2)	581,072

1,700	Automatic Data Processing, Inc.	93,823

9,000	Booz Allen Hamilton Holding	153,270

1,000	Cognizant Technology Solutions Corporation, Class A, (2)	76,950

10,700	CoreLogic Inc., (2)	174,624

3,400	DST Systems Inc.	184,382

6,800	Fidelity National Information Services	225,216

5,200	Fiserv, Inc., (2)	360,828

1,600	International Business Machines Corporation (IBM)	333,840

20,800	SAIC, Inc., (2)	274,560

15,060	Visa Inc.	1,777,080

73,100	Western Union Company	1,286,560
	Total IT Services	5,522,205
	Life Sciences Tools & Services – 0.3%

1,300	Agilent Technologies, Inc., (2)	57,863

2,400	Bio-Rad Laboratories Inc., (2)	248,856

9,500	Thermo Fisher Scientific, Inc., (2)	535,610
	Total Life Sciences Tools & Services	842,329
	Machinery – 1.3%

9,410	Caterpillar Inc.	1,002,353

7,000	Cummins Inc.	840,280

33,910	Harsco Corporation	795,529

13,890	Ingersoll Rand Company Limited, Class A	574,352

9,750	ITT Industries, Inc.	223,665

500	Navistar International Corporation	20,225

10,300	Stanley Black & Decker Inc.	792,688
	Total Machinery	4,249,092
	Media – 3.4%

48,110	Comcast Corporation, Class A	1,443,781

35,800	News Corporation, Class A	704,902

6	Nuveen Investments

Shares	Description (1)	Value

	Media (continued)

2,700	Omnicom Group, Inc.	$136,755

5,100	Thomson Corporation	147,390

128,300	Time Warner Inc.	4,843,325

63,400	Viacom Inc., Class B	3,008,964

10,100	Walt Disney Company	442,178
	Total Media	10,727,295
	Metals & Mining – 0.3%

15,328	Newmont Mining Corporation	785,867

14,964	SunCoke Energy Inc., (2)	212,638
	Total Metals & Mining	998,505
	Mortgage REIT – 0.3%

17,500	American Capital Agency Corporation	516,950

29,100	Annaly Capital Management Inc.	460,362

39,800	Chimera Investments Corporation	112,634
	Total Mortgage REIT	1,089,946
	Multiline Retail – 1.3%

46,560	Macy’s, Inc.	1,849,829

36,560	Target Corporation	2,130,351
	Total Multiline Retail	3,980,180
	Multi-Utilities – 0.0%

2,500	Public Service Enterprise Group Incorporated	76,525
	Office Electronics – 0.4%

150,400	Xerox Corporation	1,215,232

1,000	Zebra Technologies Corporation, Class A, (2)	41,180
	Total Office Electronics	1,256,412
	Office REIT – 0.7%

4,600	Alexandria Real Estate Equities Inc.	336,398

3,600	Boston Properties, Inc.	377,964

4,500	Corporate Office Properties	104,445

14,560	Digital Realty Trust Inc.	1,077,003

3,500	SL Green Realty Corporation	271,425
	Total Office REIT	2,167,235
	Oil, Gas & Consumable Fuels – 11.5%

6,900	Anadarko Petroleum Corporation	540,546

17,220	Apache Corporation	1,729,577

13,700	Chesapeake Energy Corporation	317,429

33,000	Chevron Corporation	3,538,920

70,350	ConocoPhillips	5,347,304

33,940	Devon Energy Corporation	2,413,813

101,900	Exxon Mobil Corporation	8,837,787

7,600	Hess Corporation	448,020

39,510	Marathon Oil Corporation	1,252,467

49,285	Marathon Petroleum Corporation	2,136,998

2,300	Murphy Oil Corporation	129,421

5,700	Newfield Exploration Company, (2)	197,676

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2012

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

1,300	Noble Energy, Inc.	$127,114

54,493	Occidental Petroleum Corporation	5,189,368

8,200	Quicksilver Resources Inc., (2)	41,328

40,250	Southwestern Energy Company, (2)	1,231,650

16,970	Spectra Energy Corporation	535,404

28,200	Sunoco, Inc.	1,075,830

400	Tesoro Corporation, (2)	10,736

14,100	Valero Energy Corporation	363,357

15,860	Williams Companies, Inc.	488,647

30,916	WPX Energy Inc., (2)	556,797
	Total Oil, Gas & Consumable Fuels	36,510,189
	Paper & Forest Products – 0.3%

26,400	International Paper Company	926,640
	Pharmaceuticals – 8.6%

3,000	Abbott Laboratories	183,870

64,811	Bristol-Myers Squibb Company	2,187,371

11,700	Eli Lilly and Company	471,159

2,800	Endo Pharmaceuticals Holdings Inc., (2)	108,444

1,800	Forest Laboratories, Inc., (2)	62,442

400	Hospira Inc., (2)	14,956

69,410	Johnson & Johnson	4,578,284

156,329	Merck & Company Inc.	6,003,034

1,800	Mylan Laboratories Inc., (2)	42,210

11,100	Novartis AG, Sponsored ADR	615,051

411,440	Pfizer Inc.	9,323,230

55,800	Sanofi-Aventis	2,162,250

8,500	Warner Chilcott Limited, (2)	142,885

23,390	Watson Pharmaceuticals Inc., (2)	1,568,533
	Total Pharmaceuticals	27,463,719
	Professional Services – 0.2%

5,800	Manpower Inc.	274,746

3,900	Nielsen Holdings BV, (2)	117,546

4,800	Robert Half International Inc.	145,440

600	Towers Watson & Company, Class A Shares	39,642

200	Verisk Analytics Inc, Class A Shares, (2)	9,394
	Total Professional Services	586,768
	Residential REIT – 0.8%

2,200	AvalonBay Communities, Inc.	310,970

2,700	BRE Properties, Inc.	136,485

22,740	Camden Property Trust	1,495,155

7,900	Equity Residential	494,698
	Total Residential REIT	2,437,308
	Retail REIT – 0.6%

1,700	Federal Realty Investment Trust	164,543

5,800	Kimco Realty Corporation	111,708

8	Nuveen Investments

Shares	Description (1)	Value

	Retail REIT (continued)

2,800	Rouse Properties Inc., (2)	$37,912

9,580	Simon Property Group, Inc.	1,395,614

4,500	Taubman Centers Inc.	328,275
	Total Retail REIT	2,038,052
	Road & Rail – 1.1%

81,990	CSX Corporation	1,764,425

10,100	Hertz Global Holdings Inc., (2)	151,904

11,300	Kansas City Southern Industries, (2)	810,097

14,510	Ryder System, Inc.	766,128

1,000	Union Pacific Corporation	107,480
	Total Road & Rail	3,600,034
	Semiconductors & Equipment – 2.6%

196,550	Applied Materials, Inc.	2,445,082

70,700	Intel Corporation	1,987,377

3,600	International Rectifier Corporation, (2)	83,052

4,400	Marvell Technology Group Ltd., (2)	69,212

1,500	Micron Technology, Inc., (2)	12,150

107,400	Texas Instruments Incorporated	3,609,714
	Total Semiconductors & Equipment	8,206,587
	Software – 2.4%

3,500	BMC Software, Inc., (2)	140,560

8,000	CA Inc.	220,480

209,770	Microsoft Corporation	6,765,083

5,600	Oracle Corporation	163,296

5,300	Symantec Corporation	99,110

7,900	Synopsys Inc., (2)	242,214
	Total Software	7,630,743
	Specialized REIT – 0.7%

3,600	Health Care Property Investors Inc.	142,056

14,600	Host Hotels & Resorts Inc.	239,732

3,500	Plum Creek Timber Company	145,460

4,500	Public Storage, Inc.	621,765

5,600	Rayonier Inc.	246,904

34,700	Weyerhaeuser Company	760,624
	Total Specialized REIT	2,156,541
	Specialty Retail – 0.5%

3,900	Home Depot, Inc.	196,209

13,300	Lowe’s Companies, Inc.	417,354

27,420	Sally Beauty Holdings Inc., (2)	680,016

2,800	Signet Jewelers Limited	132,384

3,500	Staples, Inc.	56,630
	Total Specialty Retail	1,482,593
	Tobacco – 0.9%

3,300	Altria Group, Inc.	101,871

7,730	Lorillard Inc.	1,000,879

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2012

Shares	Description (1)			Value

	Tobacco (continued)

18,723	Philip Morris International			$1,659,044
	Total Tobacco			2,761,794
	Trading Companies & Distributors – 0.0%

5,600	Air Lease Corporation			134,791
	Wireless Telecommunication Services – 1.3%

300	NII Holdings Inc., Class B, (2)			5,492

31,400	Sprint Nextel Corporation, (2)			89,489

8,600	Telephone and Data Systems Inc.			199,089

1,700	United States Cellular Corporation, (2)			69,580

138,500	Vodafone Group PLC, Sponsored ADR			3,832,294
	Total Wireless Telecommunication Services			4,195,944
	Total Common Stocks (cost $258,901,690)			309,498,153

Shares	Description (1)			Value
	INVESTMENT COMPANIES – 0.7%

30,000	I-Shares Russell 1000 Value Index Fund			$2,102,100
	Total Investment Companies (cost $1,663,613)			2,102,100

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.8%

$5,810	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/12, repurchase price $5,809,896, collateralized by $5,470,000 U.S. Treasury Notes, 2.625%, due 4/30/16, value $5,928,113	0.010%	4/02/12	$5,809,891
	Total Short-Term Investments (cost $5,809,891)			5,809,891
	Total Investments (cost $266,375,194) – 99.7%			317,410,144
	Other Assets Less Liabilities – 0.3%			1,087,185
	Net Assets – 100%			$318,497,329

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

10	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$309,498,153	$—	$—	$309,498,153
Investment Companies	2,102,100	—	—	2,102,100
Short-Term Investments:
Repurchase Agreements	—	5,809,891	—	5,809,891
Total	$311,600,253	$5,809,891	$—	$317,410,144

During the period ended March 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2012, the cost of investments was $273,872,417.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2012, were as follows:

Gross unrealized:
Appreciation	$53,891,311
Depreciation	(10,353,584)
Net unrealized appreciation (depreciation) of investments	$43,537,727

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen NWQ Multi-Cap Value Fund

March 31, 2012

Shares	Description (1)	Value

	Automobiles – 2.4%

202,700	General Motors Company, (2)	$5,199,255
	Biotechnology – 1.8%

92,800	Vertex Pharmaceuticals Inc., (2)	3,805,728
	Capital Markets – 1.6%

1,376,900	FBR Capital Markets Corporation, (2)	3,538,633
	Commercial Banks – 2.0%

290,000	Privatebancorp, Inc.	4,399,300
	Commercial Services & Supplies – 0.8%

100,000	Pitney Bowes Inc.	1,758,000
	Communication Equipment – 2.4%

240,000	Cisco Systems, Inc.	5,076,000
	Computers & Peripherals – 2.6%

233,000	Hewlett-Packard Company	5,552,390
	Diversified Financial Services – 5.8%

215,000	Citigroup Inc.	7,858,250

100,000	JP Morgan Chase & Co.	4,598,000
	Total Diversified Financial Services	12,456,250
	Independent Power Producers & Energy Traders – 1.0%

142,600	NRG Energy Inc., (2)	2,234,542
	Insurance – 15.6%

90,000	Aon Corporation	4,415,400

600,000	Genworth Financial Inc., Class A, (2)	4,992,000

362,900	Hartford Financial Services Group, Inc.	7,649,932

125,000	Loews Corporation	4,983,750

77,487	Reinsurance Group of America Inc.	4,608,152

286,000	Unum Group	7,001,280
	Total Insurance	33,650,514
	IT Services – 3.1%

500,900	Convergys Corporation, (2)	6,687,015
	Machinery – 3.6%

85,200	Ingersoll Rand Company Limited, Class A	3,523,020

90,000	PACCAR Inc.	4,214,700
	Total Machinery	7,737,720
	Media – 6.1%

475,000	Interpublic Group Companies, Inc.	5,419,750

162,697	Viacom Inc., Class B	7,721,600
	Total Media	13,141,350
	Metals & Mining – 8.6%

207,999	AngloGold Ashanti Limited, Sponsored ADR	7,679,323

744,132	AuRico Gold Inc., (2)	6,600,451

100,000	Barrick Gold Corporation	4,348,000
	Total Metals & Mining	18,627,774
	Mortgage REIT – 2.1%

405,000	Redwood Trust Inc.	4,536,000

12	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels – 13.5%

88,500	Apache Corporation	$8,888,940

135,000	Canadian Natural Resources Limited	4,479,300

235,000	Denbury Resources Inc., (2)	4,284,050

38,000	Noble Energy, Inc.	3,715,640

613,700	Talisman Energy Inc.	7,732,620
	Total Oil, Gas & Consumable Fuels	29,100,550
	Pharmaceuticals – 11.7%

365,000	Pfizer Inc.	8,270,900

57,500	Salix Pharmaceuticals Limited, (2)	3,018,750

234,500	Sanofi-Aventis	9,086,875

111,000	Teva Pharmaceutical Industries Limited, Sponsored ADR	5,001,660
	Total Pharmaceuticals	25,378,185
	Semiconductors & Equipment – 6.5%

264,000	Intersil Holding Corporation, Class A	2,956,800

519,644	Mattson Technology, Inc., (2)	1,439,414

100,000	MKS Instruments Inc.	2,953,000

940,000	PMC-Sierra, Inc., (2)	6,796,200
	Total Semiconductors & Equipment	14,145,414
	Software – 7.5%

585,177	CA Inc.	16,127,478
	Specialty Retail – 1.3%

88,800	Guess Inc.	2,774,999
	Total Investments (cost $183,504,774) – 100.0%	215,927,097
	Other Assets Less Liabilities – 0.0%	101,567
	Net Assets – 100%	$216,028,664

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen NWQ Multi-Cap Value Fund (continued)

March 31, 2012

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$215,927,097	$—	$—	$215,927,097

During the period ended March 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2012, the cost of investments was $188,269,862.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2012, were as follows:

Gross unrealized:
Appreciation	$45,128,982
Depreciation	(17,471,747)
Net unrealized appreciation (depreciation) of investments	$27,657,235

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

14	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen NWQ Large-Cap Value Fund

March 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 93.1%

	Aerospace & Defense – 2.0%

200,030	Raytheon Company	$10,557,583
	Automobiles – 2.0%

415,000	General Motors Company, (2)	10,644,750
	Capital Markets – 2.4%

102,100	Goldman Sachs Group, Inc.	12,698,177
	Chemicals – 1.0%

93,000	Mosaic Company	5,141,970
	Commercial Banks – 2.4%

368,630	Wells Fargo & Company	12,585,028
	Commercial Services & Supplies – 1.0%

300,830	Pitney Bowes Inc.	5,288,591
	Communication Equipment – 4.2%

826,500	Cisco Systems, Inc.	17,480,475

99,048	Motorola Solutions Inc.	5,034,610
	Total Communication Equipment	22,515,085
	Computers & Peripherals – 2.5%

561,000	Hewlett-Packard Company	13,368,630
	Consumer Finance – 0.3%

34,000	Capital One Financial Corporation	1,895,160
	Diversified Financial Services – 6.1%

511,120	Citigroup Inc.	18,681,436

300,970	JP Morgan Chase & Co.	13,838,601
	Total Diversified Financial Services	32,520,037
	Energy Equipment & Services – 1.2%

187,210	Halliburton Company	6,213,500
	Food & Staples Retailing – 2.0%

240,400	CVS Caremark Corporation	10,769,920
	Independent Power Producers & Energy Traders – 0.9%

301,250	NRG Energy Inc., (2)	4,720,588
	Insurance – 15.3%

225,110	Aon Corporation	11,043,897

1,088,080	Genworth Financial Inc., Class A, (2)	9,052,826

789,710	Hartford Financial Services Group, Inc.	16,647,087

192,000	Lincoln National Corporation	5,061,120

245,031	Loews Corporation	9,769,386

432,780	MetLife, Inc.	16,164,333

580,780	Unum Group	14,217,494
	Total Insurance	81,956,143
	Machinery – 3.0%

190,270	Ingersoll Rand Company Limited, Class A	7,867,665

180,000	PACCAR Inc.	8,429,400
	Total Machinery	16,297,065
	Media – 6.5%

600,090	Interpublic Group Companies, Inc.	6,847,027

284,900	Time Warner Inc.	10,754,975

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen NWQ Large-Cap Value Fund (continued)

March 31, 2012

Shares	Description (1)			Value

	Media (continued)

364,120	Viacom Inc., Class B			$17,281,135
	Total Media			34,883,137
	Metals & Mining – 5.4%

460,151	AngloGold Ashanti Limited, Sponsored ADR			16,988,775

274,290	Barrick Gold Corporation			11,926,129
	Total Metals & Mining			28,914,904
	Oil, Gas & Consumable Fuels – 12.6%

200,030	Apache Corporation			20,091,013

424,960	Canadian Natural Resources Limited			14,100,173

85,800	Noble Energy, Inc.			8,389,524

62,295	Occidental Petroleum Corporation			5,932,353

1,490,170	Talisman Energy Inc.			18,776,142
	Total Oil, Gas & Consumable Fuels			67,289,205
	Pharmaceuticals – 11.3%

148,960	Merck & Company Inc.			5,720,064

987,240	Pfizer Inc.			22,370,858

505,930	Sanofi-Aventis			19,604,788

277,200	Teva Pharmaceutical Industries Limited, Sponsored ADR			12,490,632
	Total Pharmaceuticals			60,186,342
	Road & Rail – 1.3%

63,040	Union Pacific Corporation			6,775,539
	Software – 8.3%

1,155,400	CA Inc.			31,842,824

394,310	Microsoft Corporation			12,716,498
	Total Software			44,559,322
	Tobacco – 1.4%

82,220	Philip Morris International			7,285,513
	Total Common Stocks (cost $447,720,617)			497,066,189

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 7.6%

$40,813	Repurchase Agreement with State Street Bank, 3/30/12, repurchase price $40,813,286, collateralized by $37,270,000 U.S. Treasury Notes, 3.125%, due 5/15/21, value $41,634,392	0.010%	4/02/12	$40,813,252
	Total Short-Term Investments (cost $40,813,252)			40,813,252
	Total Investments (cost $488,533,869) – 100.7%			537,879,441
	Other Assets Less Liabilities – (0.7)%			(3,848,792)
	Net Assets – 100%			$534,030,649

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable

16	Nuveen Investments

inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$497,066,189	$—	$—	$497,066,189
Short-Term Investments:
Repurchase Agreement	—	40,813,252	—	40,813,252
Total	$497,066,189	$40,813,252	$—	$537,879,441

During the period ended March 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2012, the cost of investments was $489,176,742.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2012, were as follows:

Gross unrealized:
Appreciation	$62,137,215
Depreciation	(13,434,516)
Net unrealized appreciation (depreciation) of investments	$48,702,699

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Small/Mid-Cap Value Fund

March 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 96.2%

	Aerospace & Defense – 1.9%

37,450	Orbital Sciences Corporation, (2)	$492,468
	Biotechnology – 2.0%

12,400	Vertex Pharmaceuticals Inc., (2)	508,524
	Building Products – 3.5%

83,250	Griffon Corporation	890,775
	Commercial Banks – 5.0%

21,100	Privatebancorp, Inc.	320,087

16,300	Texas Capital BancShares, Inc., (2)	564,306

46,550	Western Alliance Bancorporation, (2)	394,279
	Total Commercial Banks	1,278,672
	Commercial Services & Supplies – 1.9%

38,401	Schawk Inc.	480,397
	Communication Equipment – 2.7%

122,150	Brocade Communications Systems Inc., (2)	702,363
	Electronic Equipment & Instruments – 10.9%

19,750	Arrow Electronics, Inc., (2)	828,908

25,250	Avnet Inc., (2)	918,847

13,100	Coherent Inc., (2)	764,123

5,700	FEI Company, (2)	279,927
	Total Electronic Equipment & Instruments	2,791,805
	Food & Staples Retailing – 1.1%

5,150	Casey’s General Stores, Inc.	285,619
	Food Products – 2.8%

10,800	Hormel Foods Corporation	318,816

6,783	Treehouse Foods Inc., (2)	403,589
	Total Food Products	722,405
	Hotels, Restaurants & Leisure – 4.5%

30,350	Bob Evans Farms	1,144,801
	Insurance – 10.5%

10,750	Allied World Assurance Holdings	738,203

11,100	Alterra Capital Holdings Limited	255,078

8,950	PartnerRe Limited	607,616

9,550	Reinsurance Group of America Inc.	567,939

14,700	Willis Group Holdings PLC	514,206
	Total Insurance	2,683,042
	Machinery – 5.7%

15,200	CIRCOR International Inc.	505,704

3,850	Middleby Corporation, (2)	389,543

5,150	Timken Company	261,311

13,400	TriMas Corporation, (2)	300,026
	Total Machinery	1,456,584
	Metals & Mining – 6.6%

80,675	AuRico Gold Inc., (2)	715,587

99,100	Aurizon Mines Ltd, (2)	479,644

18	Nuveen Investments

Shares	Description (1)			Value

	Metals & Mining (continued)

72,900	Thompson Creek Metals Company Inc., (2)			$492,804
	Total Metals & Mining			1,688,035
	Oil, Gas & Consumable Fuels – 5.5%

21,600	Arch Coal Inc.			231,336

17,100	Carrizo Oil & Gas, Inc., (2)			483,246

38,000	Denbury Resources Inc., (2)			692,740
	Total Oil, Gas & Consumable Fuels			1,407,322
	Paper & Forest Products – 4.1%

20,500	Clearwater Paper Corporation, (2)			680,805

5,900	Deltic Timber Corporation			373,411
	Total Paper & Forest Products			1,054,216
	Personal Products – 4.1%

29,750	Elizabeth Arden, Inc., (2)			1,040,654
	Pharmaceuticals – 2.1%

10,500	Salix Pharmaceuticals Limited, (2)			551,250
	Professional Services – 0.9%

9,200	Mistras Group Inc., (2)			219,144
	Real Estate Management & Development – 4.2%

70,200	Forestar Real Estate Group Inc., (2)			1,080,377
	Semiconductors & Equipment – 9.5%

23,300	MKS Instruments Inc.			688,049

112,000	PMC-Sierra, Inc., (2)			809,760

55,900	Teradyne Inc., (2)			944,150
	Total Semiconductors & Equipment			2,441,959
	Specialty Retail – 2.9%

23,650	Guess Inc.			739,063
	Thrifts & Mortgage Finance – 2.8%

21,350	Northwest Bancshares Inc.			271,145

33,900	People’s United Financial, Inc.			448,836
	Total Thrifts & Mortgage Finance			719,981
	Trading Companies & Distributors – 1.0%

4,000	WESCO International Inc., (2)			261,240
	Total Common Stocks (cost $21,045,733)			24,640,696

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 4.2%

$1,069	Repurchase Agreement with State Street Bank, dated 3/30/12, repurchase price $1,068,822, collateralized by $980,000 U.S. Treasury Notes, 3.125%, due 5/15/21, value $1,094,760	0.010%	4/02/12	$1,068,821
	Total Short-Term Investments (cost $1,068,821)			1,068,821
	Total Investments (cost $22,114,554) – 100.4%			25,709,517
	Other Assets Less Liabilities – (0.4)%			(113,777)
	Net Assets – 100%			$25,595,740

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Small/Mid-Cap Value Fund (continued)

March 31, 2012

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$24,640,696	$—	$—	$24,640,696
Short-Term Investments:
Repurchase Agreements	—	1,068,821	—	1,068,821
Total	$24,640,696	$1,068,821	$—	$25,709,517

During the period ended March 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2012, the cost of investments was $22,178,603.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2012, were as follows:

Gross unrealized:
Appreciation	$4,642,496
Depreciation	(1,111,582)
Net unrealized appreciation (depreciation) of investments	$3,530,914

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

20	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen NWQ Small-Cap Value Fund

March 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 96.6%

	Aerospace & Defense – 1.9%

150,650	Orbital Sciences Corporation, (2)	$1,981,048
	Apparel, Accessories & Luxury Goods – 5.2%

150,415	Maidenform Brands Inc., (2)	3,385,842

75,000	True Religion Apparel, Inc., (2)	2,055,000
	Total Apparel, Accessories & Luxury Goods	5,440,842
	Building Products – 4.0%

392,450	Griffon Corporation	4,199,215
	Commercial Banks – 6.8%

47,450	Pacwest Bancorp.	1,153,035

138,890	Privatebancorp, Inc.	2,106,961

64,550	Texas Capital BancShares, Inc., (2)	2,234,721

189,450	Western Alliance Bancorporation, (2)	1,604,642
	Total Commercial Banks	7,099,359
	Commercial Services & Supplies – 1.0%

89,900	TMS International Corporation, Class A Shares, (2)	1,087,790
	Communication Equipment – 2.6%

478,550	Brocade Communications Systems Inc., (2)	2,751,663
	Construction & Engineering – 1.4%

203,250	Orion Marine Group Inc., (2)	1,469,498
	Electronic Equipment & Instruments – 4.3%

50,700	Coherent Inc., (2)	2,957,331

166,950	Methode Electronics, Inc.	1,549,296
	Total Electronic Equipment & Instruments	4,506,627
	Food & Staples Retailing – 1.0%

19,500	Casey’s General Stores, Inc.	1,081,470
	Food Products – 3.9%

348,250	Smart Balance Inc., (2)	2,301,933

29,950	Treehouse Foods Inc., (2)	1,782,025
	Total Food Products	4,083,958
	Hotels, Restaurants & Leisure – 4.4%

122,600	Bob Evans Farms	4,624,471
	Household Durables – 2.2%

166,395	Hooker Furniture Corporation	2,271,292
	Insurance – 6.7%

40,550	Allied World Assurance Holdings	2,784,569

44,300	Alterra Capital Holdings Limited	1,018,014

116,550	Aspen Insurance Holdings Limited	3,256,407
	Total Insurance	7,058,990
	IT Services – 2.6%

201,550	Convergys Corporation, (2)	2,690,693
	Machinery – 7.3%

170,900	Albany International Corporation, Class A	3,922,155

65,950	CIRCOR International Inc.	2,194,157

15,300	Middleby Corporation, (2)	1,548,054
	Total Machinery	7,664,366

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen NWQ Small-Cap Value Fund (continued)

March 31, 2012

Shares	Description (1)			Value

	Metals & Mining – 5.7%

322,303	AuRico Gold Inc., (2)			$2,858,828

307,800	Aurizon Mines Ltd, (2)			1,489,752

250,150	Thompson Creek Metals Company Inc., (2)			1,691,014
	Total Metals & Mining			6,039,594
	Oil, Gas & Consumable Fuels – 4.6%

169,500	Carrizo Oil & Gas, Inc., (2)			4,790,069
	Paper & Forest Products – 3.7%

32,403	Buckeye Technologies Inc.			1,100,730

24,000	Deltic Timber Corporation			1,518,960

42,413	Neenah Paper, Inc.			1,261,363
	Total Paper & Forest Products			3,881,053
	Personal Products – 4.0%

120,500	Elizabeth Arden, Inc., (2)			4,215,089
	Professional Services – 0.8%

45,436	GP Strategies Corporation, (2)			795,130
	Real Estate Management & Development – 4.3%

294,485	Forestar Real Estate Group Inc., (2)			4,532,123
	Road & Rail – 2.0%

97,700	Marten Transport, Ltd.			2,156,239
	Semiconductors & Equipment – 12.5%

258,250	Entegris Inc., (2)			2,412,055

91,900	MKS Instruments Inc.			2,713,807

449,400	PMC-Sierra, Inc., (2)			3,249,162

182,800	Standard Microsystems Corporation, (2)			4,729,035
	Total Semiconductors & Equipment			13,104,059
	Specialty Retail – 0.9%

218,601	Golfsmith International Holdings Inc., (2)			948,728
	Thrifts & Mortgage Finance – 2.8%

68,470	HomeStreet Inc.			1,903,466

81,200	Northwest Bancshares Inc.			1,031,240
	Total Thrifts & Mortgage Finance			2,934,706
	Total Common Stocks (cost $85,821,269)			101,408,072

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.5%

$3,692	Repurchase Agreement with Fixed Income Clearing Corporation, 3/30/12, repurchase price $3,691,640, collateralized by $3,475,000 U.S. Treasury Notes, 2.625%, due 4/30/16, value $3,766,031	0.010%	4/02/12	$3,691,637
	Total Short-Term Investments (cost $3,691,637)			3,691,637
	Total Investments (cost $89,512,906) – 100.1%			105,099,709
	Other Assets Less Liabilities – (0.1)%			(61,309)
	Net Assets – 100%			$105,038,400

22	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$101,408,072	$—	$—	$101,408,072
Short-Term Investments:
Repurchase Agreements	—	3,691,637	—	3,691,637
Total	$101,408,072	$3,691,637	$—	$105,099,709

During the period ended March 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2012, the cost of investments was $92,539,010.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2012, were as follows:

Gross unrealized:
Appreciation	$22,560,316
Depreciation	(9,999,617)
Net unrealized appreciation (depreciation) of investments	$12,560,699

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Value Opportunities Fund

March 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 89.2%

	Aerospace & Defense – 3.4%

702,554	Alliant Techsystems Inc.	$35,212,006

6,327,676	Finmeccanica SPA, ADR, (2)	16,578,511

278,999	Lockheed Martin Corporation	25,070,850
	Total Aerospace & Defense	76,861,367
	Airlines – 2.9%

2,617,000	SkyWest Inc.	28,917,850

4,472,235	Southwest Airlines Co.	36,851,216
	Total Airlines	65,769,066
	Capital Markets – 1.0%

484,213	Northern Trust Corporation	22,975,907
	Chemicals – 0.5%

206,318	Mosaic Company	11,407,322
	Commercial Banks – 0.5%

3,617,897	Sumitomo Mitsui Trust Holdings, ADR, (2)	11,360,197
	Communication Equipment – 0.9%

949,030	Cisco Systems, Inc.	20,071,985
	Computers & Peripherals – 1.0%

537,452	Western Digital Corporation, (3)	22,245,138
	Construction & Engineering – 1.4%

301,478	Layne Christensen Company, (3)	6,707,886

780,712	Shaw Group Inc., (3)	24,756,378
	Total Construction & Engineering	31,464,264
	Diversified Telecommunication Services – 2.8%

1,911,618	KT Corporation, Sponsored ADR, (3)	26,170,050

431,645	PT Telekomunikasi Indonesia, ADR	13,104,742

1,316,535	Vivendi SA, ADR, (2)	24,050,461
	Total Diversified Telecommunication Services	63,325,253
	Electric Utilities – 7.3%

2,400,984	Centrais Electricas Brasileiras SA, Electrobras, ADR	30,876,654

6,687,000	Electricite de France S.A., ADR, (2)	30,024,630

1,014,397	Exelon Corporation	39,774,506

3,085,000	Korea Electric Power Corporation, Sponsored ADR, (3)	30,017,050

8,946,360	RusHydro, ADR, (2)	32,833,141
	Total Electric Utilities	163,525,981
	Electronic Equipment & Instruments – 2.8%

1,993,164	Ingram Micro, Inc., Class A, (3)	36,993,124

459,653	Tech Data Corporation, (3)	24,940,772
	Total Electronic Equipment & Instruments	61,933,896
	Energy Equipment & Services – 0.6%

224,382	Transocean Inc.	12,273,695
	Food & Staples Retailing – 2.6%

1,032,101	Kroger Co.	25,007,807

543,725	Wal-Mart Stores, Inc.	33,275,970
	Total Food & Staples Retailing	58,283,777

24	Nuveen Investments

Shares	Description (1)	Value

	Food Products – 1.5%

395,877	Archer-Daniels-Midland Company	$12,533,466

711,388	Cresud S.A., ADR	8,764,300

931,635	Dean Foods Company, (3)	11,282,100
	Total Food Products	32,579,866
	Health Care Equipment & Supplies – 1.0%

360,348	Zimmer Holdings, Inc., (3)	23,163,169
	Insurance – 6.3%

1,142,607	American International Group, (3)	35,226,574

766,228	Axis Capital Holdings Limited	25,415,783

594,188	CNA Financial Corporation	17,427,534

644,008	Endurance Specialty Holdings Limited	26,185,365

3,419,416	Old Republic International Corporation	36,074,839
	Total Insurance	140,330,095
	IT Services – 1.6%

1,177,271	Computer Sciences Corporation	35,247,494
	Metals & Mining – 20.1%

2,154,526	Barrick Gold Corporation	93,678,790

726,600	Ivanhoe Mines Ltd., (3)	11,436,684

7,480,000	Kinross Gold Corporation	73,229,200

1,845,326	Newcrest Mining Limited, Sponsored ADR, (2)	56,596,148

1,999,006	Newmont Mining Corporation	102,489,039

4,379,000	NovaGold Resources Inc., (3)	31,441,220

20,660,660	Polyus Gold Company, Sponsored GDR, (2)	63,015,013

1,211,471	Silver Standard Resources, Inc., (3)	18,220,524
	Total Metals & Mining	450,106,618
	Multi-Utilities – 1.2%

796,258	Ameren Corporation	25,942,086
	Oil, Gas & Consumable Fuels – 19.7%

4,083,240	Arch Coal Inc.	43,731,500

3,767,572	Cameco Corporation	80,965,122

2,672,503	Chesapeake Energy Corporation	61,921,895

1,010,326	CONSOL Energy Inc.	34,452,117

322,992	Devon Energy Corporation	22,971,191

1,684,564	Gazprom OAO, ADR, (2)	20,838,057

614,578	Hess Corporation	36,229,373

2,570,774	Nexen Inc.	47,173,703

769,967	Peabody Energy Corporation	22,298,244

509,440	Southwestern Energy Company, (3)	15,588,864

758,843	Suncor Energy, Inc.	24,814,166

2,269,693	Talisman Energy Inc.	28,598,132
	Total Oil, Gas & Consumable Fuels	439,582,364
	Pharmaceuticals – 3.4%

1,426,829	Eli Lilly and Company	57,458,404

558,864	Forest Laboratories, Inc., (3)	19,386,992
	Total Pharmaceuticals	76,845,396

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Value Opportunities Fund (continued)

March 31, 2012

Shares	Description (1)				Value

	Road & Rail – 0.4%

932,612	East Japan Railway Company, ADR, (2)				$9,736,469
	Software – 2.6%

1,775,096	Microsoft Corporation				57,246,846
	Specialty Retail – 2.5%

2,352,700	Best Buy Co., Inc.				55,711,936
	Wireless Telecommunication Services – 1.2%

2,178,176	Turkcell Iletisim Hizmetleri A.S., ADR, (3)				27,445,018
	Total Common Stocks (cost $1,964,811,079)				1,995,435,205

Shares	Description (1)	Coupon		Ratings (4)	Value
	CONVERTIBLE PREFERRED SECURITIES – 3.4%

	Communication Equipment – 1.2%

32,100	Lucent Technologies Capital Trust I, (5)	7.750%		CCC	$25,840,500
	Health Care Providers & Services – 2.2%

1,044,700	Omnicare Capital Trust II, Series B	4.000%		B	49,623,250
	Total Convertible Preferred Securities (cost $62,425,888)				75,463,750

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CONVERTIBLE BONDS – 2.7%

	Airlines – 0.8%

$13,569	JetBlue Airways Corporation	6.750%	10/15/39	CCC	$17,351,359
	Biotechnology – 0.8%

21,972	Dendreon Corporation	2.875%	1/15/16	N/A	17,577,600
	Oil, Gas & Consumable Fuels – 1.1%

6,853	Goodrich Petroleum Corporation	5.000%	10/01/29	CCC+	6,750,205

38,017	USEC Inc.	3.000%	10/01/14	Caa2	18,818,415
44,870	Total Oil, Gas & Consumable Fuels				25,568,620
$80,411	Total Convertible Bonds (cost $70,711,851)				60,497,579

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 2.7%

$60,368	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/12, repurchase price $60,368,411, collateralized by: $12,105,000 U.S. Treasury Notes, 2.625%, due 4/30/16, value $13,118,794 $45,080,000 U.S. Treasury Notes, 2.375%, due 3/31/16, value $48,461,000	0.010%	4/02/12		$60,368,361
	Total Short-Term Investments (cost $60,368,361)				60,368,361
	Total Investments (cost $2,158,377,179) – 98.0%				2,191,764,895
	Other Assets Less Liabilities – 2.0%				44,352,461
	Net Assets – 100%				$2,236,117,356

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable

26	Nuveen Investments

inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks*	$1,730,402,578	$265,032,627	$—	$1,995,435,205
Convertible Preferred Securities**	49,623,250	25,840,500	—	75,463,750
Convertible Bonds	—	60,497,579	—	60,497,579
Short-Term Investments:
Repurchase Agreements	—	60,368,361	—	60,368,361
Total	$1,780,025,828	$411,739,067	$—	$2,191,764,895

*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.
**	Refer to the Fund’s Portfolio of Investments for industry breakdown of Convertible Preferred Securities classified as Level 2.

During the period ended March 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2012, the cost of investments was $2,174,957,258.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2012, were as follows:

Gross unrealized:
Appreciation	$202,630,203
Depreciation	(185,822,566)
Net unrealized appreciation (depreciation) of investments	$16,807,637

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(5)	For fair value measurement disclosure purposes, Convertible Preferred Security categorized as Level 2.

N/A	Not available.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen NWQ Equity Income Fund

March 31, 2012

Shares	Description (1)	Value

	Aerospace & Defense – 2.4%

500	Raytheon Company	$26,390
	Automobiles – 2.1%

900	General Motors Company, (2)	23,085
	Chemicals – 1.0%

200	Mosaic Company, (5)	11,058
	Commercial Banks – 2.8%

900	Wells Fargo & Company	30,726
	Commercial Services & Supplies – 1.4%

850	Pitney Bowes Inc.	14,943
	Communications Equipment – 3.1%

1,600	Cisco Systems, Inc.	33,840
	Computers & Peripherals – 1.3%

600	Hewlett-Packard Company	14,298
	Diversified Financial Services – 6.9%

1,200	Citigroup Inc.	43,860

665	JP Morgan Chase & Co.	30,577
	Total Diversified Financial Services	74,437
	Diversified Telecommunication Services – 0.8%

2,100	Frontier Communications Corporation	8,757
	Food & Staples Retailing – 2.1%

500	CVS Caremark Corporation	22,400
	Industrial Conglomerates – 1.0%

550	General Electric Company	11,039
	Insurance – 13.7%

2,600	Genworth Financial Inc., Class A, (2)	21,632

1,810	Hartford Financial Services Group, Inc., (5)	38,155

275	Loews Corporation	10,964

850	MetLife, Inc., (5)	31,748

1,100	Symetra Financial Corporation	12,683

1,350	Unum Group	33,048
	Total Insurance	148,230
	Machinery – 3.4%

400	Ingersoll Rand Company Limited, Class A, (5)	16,540

425	PACCAR Inc.	19,903
	Total Machinery	36,443
	Media – 8.8%

2,100	Interpublic Group Companies, Inc., (5)	23,961

1,650	National CineMedia, Inc.	25,245

700	Time Warner Inc.	26,425

425	Viacom Inc., Class B	20,171
	Total Media	95,802
	Metals & Mining – 7.4%

800	AngloGold Ashanti Limited, Sponsored ADR	29,536

700	Barrick Gold Corporation, (5)	30,436

250	Freeport-McMoRan Copper & Gold, Inc.	9,510

28	Nuveen Investments

Shares	Description (1)	Value

	Metals & Mining (continued)

200	Newmont Mining Corporation	$10,254
	Total Metals & Mining	79,736
	Oil, Gas & Consumable Fuels – 10.1%

225	Occidental Petroleum Corporation	21,427

475	Royal Dutch Shell PLC, Class A	33,312

2,700	Talisman Energy Inc.	34,020

400	Total SA, Sponsored ADR	20,448
	Total Oil, Gas & Consumable Fuels	109,207
	Pharmaceuticals – 17.7%

700	GlaxoSmithKline PLC, Sponsored ADR	31,437

900	Merck & Company Inc.	34,560

2,550	Pfizer Inc.	57,783

1,200	Sanofi-Aventis, Sponsored ADR	46,500

475	Teva Pharmaceutical Industries Limited, Sponsored ADR	21,404
	Total Pharmaceuticals	191,684
	Real Estate Investment Trust – 0.8%

800	Redwood Trust Inc.	8,960
	Software – 8.5%

2,175	CA Inc.	59,940

1,000	Microsoft Corporation	32,250
	Total Software	92,190
	Tobacco – 1.8%

225	Philip Morris International	19,937
	Wireless Telecommunication Services – 2.2%

850	Vodafone Group PLC, Sponsored ADR	23,520
	Total Investments (cost $1,009,495) – 99.3%	1,076,682
	Other Assets Less Liabilities – 0.7% (3)	8,021
	Net Assets – 100%	$1,084,703

Investments in Derivatives at March 31, 2012

Call Options Written outstanding:

Number of Contracts	Type	Notional Amount (4)	Expiration Date	Strike Price	Value
(3)	Barrick Gold Corporation	$(15,750)	4/21/12	$52.5	$(11)
(6)	Hartford Financial Services Group, Inc.	(14,400)	5/19/12	24.0	(150)
(4)	Ingersoll Rand Company Limited	(16,000)	6/16/12	40.0	(1,120)
(11)	Interpublic Group of Companies, Inc.	(13,200)	7/21/12	12.0	(577)
(3)	MetLife, Inc.	(12,000)	6/16/12	40.0	(261)
(2)	Mosaic Company	(11,500)	6/16/12	57.5	(442)
(29)	Total Call Options Written (premiums received $3,501)	$(82,850)			$(2,561)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen NWQ Equity Income Fund (continued)

March 31, 2012

inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:	$1,076,682	$—	$—	$1,076,682
Common Stocks
Derivatives:
Call Options Written	(2,561)	—	—	(2,561)
Total	$1,074,121	$—	$—	$1,074,121

During the period ended March 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$(2,561)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2012, the cost of investments (excluding investments in derivatives) was $1,010,201.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2012, were as follows:

Gross unrealized:
Appreciation	$127,420
Depreciation	(60,939)
Net unrealized appreciation (depreciation) of investments	$66,481

30	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Other Assets Less Liabilities, includes value of derivative instruments as noted within Investments in Derivatives at March 31, 2012.

(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(5)	Investment, or portion of invesment, has been pledged as collateral for call options written during and as of the end of the reporting period.

ADR	American Depositary Receipt

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Global Total Return Fund

March 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 32.3%

	Aerospace & Defense – 0.1%

$20	Huntington Ingalls Industries Inc.	7.125%	3/15/21	BB	$21,425
	Airlines – 0.1%

20	United Airlines Inc., 144A	12.000%	11/01/13	BB	21,200
	Auto Components – 0.1%

20	Dana Holding Corporation	6.500%	2/15/19	BB	21,200
	Automobiles – 0.9%

30	Chrysler GP/CG Company	8.000%	6/15/19	B	30,150

100	Ford Motor Credit Company	6.625%	8/15/17	BBB–	110,813
130	Total Automobiles				140,963
	Biotechnology – 0.1%

20	STHI Holding Corporation, 144A	8.000%	3/15/18	B	21,200
	Building Products – 0.4%

25	Associated Materials Inc.	9.125%	11/01/17	B–	24,313

25	Corporativo Javer S.A. de C.V, 144A	9.875%	4/06/21	B1	23,875

20	Texas Industries Inc.	9.250%	8/15/20	B–	19,200
70	Total Building Products				67,388
	Capital Markets – 3.2%

125	Goldman Sachs Group, Inc.	6.000%	6/15/20	A1	131,526

70	Morgan Stanley	6.625%	4/01/18	A2	73,711

125	Morgan Stanley	5.500%	7/24/20	A2	121,998

140	Morgan Stanley	5.500%	7/28/21	A2	136,820

25	UBS AG Stamford	4.875%	8/04/20	Aa3	25,982
485	Total Capital Markets				490,037
	Chemicals – 0.9%

30	Ecolab Inc.	4.350%	12/08/21	BBB+	31,803

20	Georgia Gulf Corporation	9.000%	1/15/17	BB	22,200

25	Huntsman International LLC, Convertible Bond, Series 2011	8.625%	3/15/21	B+	28,063

50	Taminco Global Chemical Corporation, 144A	9.750%	3/31/20	B–	52,000
125	Total Chemicals				134,066
	Commercial Banks – 2.2%

150	BNP Paribas	5.000%	1/15/21	AA–	151,390

25	HSBC Holdings PLC	6.800%	6/01/38	AA–	28,627

135	Rabobank Nederland	3.875%	2/08/22	Aaa	130,555

20	Royal Bank of Scotland Group PLC	6.400%	10/21/19	A	20,976
330	Total Commercial Banks				331,548
	Communications Equipment – 0.1%

20	Goodman Networks Inc., 144A	12.125%	7/01/18	B+	20,100
	Computers & Peripherals – 0.3%

30	Hewlett Packard Company	4.650%	12/09/21	A	31,384

20	Seagate HDD Cayman	6.875%	5/01/20	BB+	21,275
50	Total Computers & Peripherals				52,659

32	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Consumer Finance – 0.4%

$30	Capital One Bank	8.800%	7/15/19	Baa1	$36,681

20	Discover Financial Services	10.250%	7/15/19	BBB	26,256
50	Total Consumer Finance				62,937
	Containers & Packaging – 0.8%

15	Intertape Polymer US Inc.	8.500%	8/01/14	Caa1	15,075

100	Reynolds Group, 144A	7.125%	4/15/19	BB–	104,250
115	Total Containers & Packaging				119,325
	Diversified Consumer Services – 0.7%

100	Bak of America Corporation	5.700%	1/24/22	A	105,858
	Diversified Financial Services – 4.4%

115	Bak of America Corporation	5.875%	1/05/21	A	121,652

50	Bank of America Corporation	5.750%	12/01/17	A	53,625

80	Citigroup Inc.	5.375%	8/09/20	A	85,927

30	Citigroup Inc.	6.125%	8/25/36	BBB+	28,832

30	General Electric Capital Corporation	5.300%	2/11/21	AA	32,491

25	General Electric Capital Corporation	6.875%	1/10/39	AA+	30,874

105	JPMorgan Chase & Company	4.350%	8/15/21	Aa3	107,282

150	JPMorgan Chase & Company	4.500%	1/24/22	Aa3	156,051

45	JPMorgan Chase & Company	6.400%	5/15/38	Aa3	53,513
630	Total Diversified Financial Services				670,247
	Diversified Telecommunication Services – 1.9%

25	AT&T, Inc.	5.550%	8/15/41	A2	27,711

35	Brasil Telecom SA, 144A	5.750%	2/10/22	Baa2	36,006

150	Deutsche Telekom International Finance BV, 144A	4.875%	3/06/42	BBB+	141,703

20	Embarq Corporation	7.082%	6/01/16	Baa3	22,524

25	Telecom Italia Capital S.p.A	7.175%	6/18/19	BBB	26,625

35	Telefonica Emisiones SAU	5.462%	2/16/21	BBB+	34,026
290	Total Diversified Telecommunication Services				288,595
	Energy Equipment & Services – 0.6%

20	Diamond Offshore Drilling Inc.	5.700%	10/15/39	A–	22,264

30	Rowan Companies Inc.	7.875%	8/01/19	BBB–	35,805

25	Weatherford International Limited	7.000%	3/15/38	BBB	28,113
75	Total Energy Equipment & Services				86,182
	Food Products – 0.7%

100	JBS Finance II Limited, 144A	8.250%	1/29/18	BB	101,850
	Gas Utilities – 0.2%

25	AmeriGas Finance LLC	6.750%	5/20/20	Ba2	25,375
	Health Care Providers & Services – 0.2%

25	HCA Holdings Inc.	7.750%	5/15/21	B–	25,844
	Hotels, Restaurants & Leisure – 0.1%

20	Isle of Capri Casinos, Inc.	7.750%	3/15/19	B–	20,200
	Independent Power Producers & Energy Traders – 0.2%

25	Constellation Energy Group	5.150%	12/01/20	BBB+	27,531

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Global Total Return Fund (continued)

March 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Industrial Conglomerates – 0.1%

$20	Abengoa Finance SAU, 144A	8.875%	11/01/17	BB	$19,900
	Insurance – 1.0%

30	Allied World Assurance Holdings Limited	7.500%	8/01/16	BBB+	34,358

30	Genworth Financial Inc.	6.515%	5/22/18	BBB	31,010

35	Hartford Financial Services Group Inc.	6.000%	1/15/19	BBB	38,233

25	MetLife Inc.	6.750%	6/01/16	A–	29,702

20	Prudential Financial Inc.	5.500%	3/15/16	A	22,304
140	Total Insurance				155,607
	Media – 1.4%

20	Comcast Corporation	6.400%	5/15/38	BBB+	23,849

55	DIRECTV Holdings LLC	5.200%	3/15/20	BBB	60,483

30	NBC Universal Media LLC	4.375%	4/01/21	BBB+	32,134

20	News America Holdings Inc.	6.650%	11/15/37	BBB+	23,313

40	Time Warner Inc.	6.100%	7/15/40	BBB	44,766

20	Viacom Inc.	6.875%	4/30/36	BBB+	25,139
185	Total Media				209,684
	Metals & Mining – 3.4%

55	Alcoa Inc.	5.400%	4/15/21	BBB–	56,832

25	Anglogold Holdings PLC	6.500%	4/15/40	Baa2	23,728

50	ArcelorMittal	6.250%	2/25/22	BBB	50,555

35	ArcelorMittal	7.000%	10/15/39	BBB	33,430

35	Cliffs Natural Resources Inc.	4.800%	10/01/20	BBB–	36,063

50	FMG Resources, 144A	6.000%	4/01/17	BB+	49,500

40	Freeport McMoRan Copper & Gold, Inc.	3.550%	3/01/22	BBB	38,417

20	JMC Steel Group, 144A	8.250%	3/15/18	B	20,800

100	Northland Resources AB	13.000%	3/06/17	N/R	100,025

20	Taseko Mines Limited	7.750%	4/15/19	B	19,050

35	Teck Resources Limited	6.250%	7/15/41	BBB	37,970

20	Thompson Creek Metals Company	7.375%	6/01/18	CCC+	18,600

25	Vale Overseas Limited	6.875%	11/10/39	A–	29,203
510	Total Metals & Mining				514,173
	Oil, Gas & Consumable Fuels – 4.4%

20	Anadarko Petroleum Corporation	6.200%	3/15/40	BBB–	22,662

100	Bumi Capital Pte Limited, 144A	12.000%	11/10/16	BB	110,000

20	Carrizo Oil and Gas Inc.	8.625%	10/15/18	B	21,050

20	Kodiak Oil and Gas Corporation, 144A	8.125%	12/01/19	B–	21,150

25	Nexen Inc.	6.400%	5/15/37	BBB–	27,487

25	no description	14.250%	3/05/15	NA	25,376

30	Noble Energy Inc.	4.150%	12/15/21	BBB	30,663

25	OGX Petroleo e Gas Participacoes SA, 144A	8.500%	6/01/18	B1	25,975

50	Petrobras International Finance Company	5.375%	1/27/21	A3	53,837

50	Petrobras International Finance Company	6.875%	1/20/40	A3	58,744

250	Reliance Holdings USA Inc., 144A	5.400%	2/14/22	BBB	248,699

25	Valero Energy Corporation	6.125%	2/01/20	BBB	28,722
640	Total Oil, Gas & Consumable Fuels				674,365

34	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Paper & Forest Products – 0.3%

$30	International Paper Company	8.700%	6/15/38	BBB	$40,661
	Pharmaceuticals – 0.2%

30	Valeant Pharmaceuticals International, 144A	6.875%	12/01/18	BB–	30,225
	Real Estate Investment Trust – 0.7%

30	HCP Inc.	3.750%	2/01/19	BBB+	29,823

15	Prologis Inc.	6.875%	3/15/20	Baa2	17,230

20	Simon Property Group, L.P.	5.650%	2/01/20	A–	22,894

30	Vornado Realty LP	4.250%	4/01/15	BBB	31,455
95	Total Real Estate Investment Trust				101,402
	Real Estate Management & Development – 0.7%

100	Agile Property Holdings Limited, 144A	10.000%	11/14/16	BB	99,000
	Thrifts & Mortgage Finance – 0.3%

40	WEA Finance LLC, 144A	4.625%	5/10/21	A2	40,464
	Tobacco – 0.1%

20	Altria Group Inc.	4.750%	5/05/21	Baa1	21,498
	Wireless Telecommunication Services – 1.1%

25	American Tower Company	5.050%	9/01/20	Baa3	25,832

25	NII Capital Corporation	7.625%	4/01/21	B+	24,438

100	VimpelCom Limited/VIP Finance Ireland, 144A	9.125%	4/30/18	BB	109,249
150	Total Wireless Telecommunication Services				159,519
$4,705	Total Corporate Bonds (cost $4,773,831)				4,922,228

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 0.1%

	Health Care Equipment & Supplies – 0.1%

$20	Boston Properties Limited Partnership	4.125%	5/15/21	A–	$20,530
$20	Total Convertible Bonds (cost $20,412)				20,530

Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CAPITAL PREFERRED SECURITIES – 1.0%

	Capital Markets – 0.3%

75	Goldman Sachs Capital II	5.793%	6/01/43	Baa2	$51,469
	Marine – 0.7%

100	OSX Leasing BV, 144A	9.250%	3/20/15	NA	103,250
175	Total Capital Preferred Securities (cost $163,442)				154,719

Shares	Description (1)	Coupon		Ratings (2)	Value
	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 0.5%

	Diversified Banking – 0.5%

75	Bank of America Corporation	7.250%		BB+	$73,417
	Total $25 Par (or similar) Preferred Securities (cost $63,225)				73,417

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Global Total Return Fund (continued)

March 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 10.9%

$250	Fannie Mae Mortgage TBA Pools, (WI/DD)	3.500%	TBA	Aaa	$256,719

800	Fannie Mae Mortgage TBA Pools, (WI/DD)	4.000%	TBA	Aaa	838,750

290	Fannie Mae Mortgage TBA Pools, (WI/DD)	4.500%	TBA	Aaa	308,442

250	Holmes Master Issuer PLC, Residential Mortgage Pool, Series 2012-1A, 144A	2.116%	10/15/54	AAA	252,237
$1,590	Total Asset-Backed and Mortgage-Backed Securities (cost $1,657,612)				1,656,148

Principal Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 52.8%

	Argentina – 0.6%

100	Argentine Republic Government International Bond	8.750%	6/02/17	B	$96,750

	Australia – 4.0%

100 AUD	Australian Government Bond	6.500%	5/15/13	Aaa	106,849

250 AUD	Australian Government Bond	4.750%	6/15/16	Aaa	271,157

200 AUD	Australian Government Bond	5.750%	5/15/21	AAA	234,780

550 AUD	Total Australia				612,786

	Brazil – 1.0%

130	Federative Republic of Brazil	4.875%	1/22/21	Baa2	147,160

	Canada – 3.7%

275 CAD	Canadian Government Bond	2.750%	9/01/16	AAA	289,866

250 CAD	Canadian Government Bond	3.250%	6/01/21	AAA	274,149

525 CAD	Total Canada				564,015

	Finland – 2.4%

250 EUR	Finland Government Bond	3.375%	4/15/20	AAA	365,492

	Germany – 4.5%

100 EUR	Bundesobligation	1.250%	10/14/16	AAA	136,472

390 EUR	Deutschland Republic	2.250%	9/04/21	AAA	542,252

490 EUR	Total Germany				678,724

	Indonesia – 0.8%

100	Republic of Indonesia, 144A	5.875%	3/13/20	Baa3	114,750

	Italy – 2.0%

225 EUR	Republic of Italy	3.000%	4/01/14	A3	300,948

	Mexico – 6.0%

50 MXN	Mexican Bonos de DeSarrollo	6.250%	6/16/16	Baa1	405,337

40 MXN	Mexican Bonos de DeSarrollo	9.500%	12/18/14	A–	348,639

20 MXN	Mexican Bonos de DeSarrollo	6.500%	6/10/21	A–	159,445

110 MXN	Total Mexico				913,421

	Netherlands – 2.4%

150 EUR	Netherlands Government	2.750%	1/15/15	AAA	211,711

100 EUR	Netherlands Government	3.750%	1/15/23	Aaa	150,229

250 EUR	Total Netherlands				361,940

36	Nuveen Investments

Principal Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	New Zealand – 2.1%

350 NZD	New Zealand Government	6.000%	12/15/17	Aaa	$320,978

	Norway – 2.9%

2,300 EUR	Norway Government Bond	3.750%	5/25/21	AAA	446,369

	Philippines – 0.7%

100	Republic of the Philippines	4.000%	1/15/21	BB+	104,125

	Poland – 1.0%

150	Republic of Poland	5.000%	3/23/22	A2	158,103

	South Africa – 2.3%

2,800 ZAR	Republic of South Africa	7.250%	1/15/20	A	353,659

	Sweden – 2.3%

2,000 SEK	Swedish Government	3.500%	6/01/22	AAA	343,753

	Turkey – 3.8%

1,100 TRY	Turkey Government Bond	0.000%	11/07/12	BBB–	583,266

	United Kingdom – 10.3%

100 GBP	United Kingdom, Treasury Bill	4.500%	3/07/13	AAA	165,934

350 GBP	United Kingdom, Treasury Bill	3.750%	9/07/21	AAA	638,364

70 GBP	United Kingdom, Treasury Bill	4.250%	9/07/39	Aaa	129,941

100 GBP	United Kingdom, Treasury Bill	4.000%	9/07/16	AAA	181,615

250 GBP	United Kingdom, Treasury Bill	3.750%	9/07/19	AAA	458,261

870 GBP	Total United Kingdom				1,574,115
	Total Sovereign Debt (cost $7,805,693)				8,040,354

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 10.3%

	Repurchase Agreements – 10.3%

$1,564	Repurchase Agreement with State Street Bank, dated 3/30/12, repurchase price $1,563,959, collateralized by $1,430,000 U.S. Treasury Notes, 3.125%, 5/15/21, value $1,597,456	0.150%	4/02/12		$1,563,958
	Total Short-Term Investments (cost $1,563,958)				1,563,958
	Total Investments (cost $16,048,173) – 107.9%				16,431,354
	Other Assets Less Liabilities – (7.9)% (4)				(1,204,117)
	Net Assets – 100%				$15,227,237

Investments in Derivatives at March 31, 2012:

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation Depreciation) (U.S. Dollars) (4)
Citigroup	Australian Dollar	400,000	U.S. Dollar	415,552	4/23/12	$2,336
Citigroup	Brazilian Real	300,000	U.S. Dollar	167,131	4/03/12	2,886
Citigroup	Chilean Peso	146,000,000	U.S. Dollar	298,264	4/09/12	(162)
Citigroup	South Korean Won	760,000,000	U.S. Dollar	672,358	5/14/12	3,918
Citigroup	U.S. Dollar	164,645	Brazilian Real	300,000	4/03/12	(400)

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Global Total Return Fund (continued)

March 31, 2012

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation Depreciation) (U.S. Dollars) (4)
Citigroup	U.S. Dollar	486,017	Chilean Peso	232,000,000	4/09/12	$(11,806)
Citigroup	U.S. Dollar	444,086	Canadian Dollar	440,000	4/23/12	(3,170)
Citigroup	U.S. Dollar	1,326,495	South Korean Won	1,500,000,000	5/14/12	(7,204)
JPMorgan	U.S. Dollar	443,727	Indian Rupee	22,000,000	4/09/12	(12,951)
Morgan Stanley	Australian Dollar	678,000	U.S. Dollar	716,690	4/13/12	15,502
Morgan Stanley	Brazilian Real	350,000	U.S. Dollar	202,899	4/03/12	11,279
Morgan Stanley	Brazilian Real	700,000	U.S. Dollar	390,244	4/03/12	7,005
Morgan Stanley	Brazilian Real	1,350,000	U.S. Dollar	740,903	4/03/12	1,799
Morgan Stanley	British Pound	480,000	U.S. Dollar	762,941	4/13/12	(4,751)
Morgan Stanley	British Pound	480,000	U.S. Dollar	762,691	5/31/12	(4,729)
Morgan Stanley	Euro	170,832	U.S. Dollar	226,127	4/23/12	(1,735)
Morgan Stanley	Euro	600,000	U.S. Dollar	787,727	4/23/12	(12,576)
Morgan Stanley	Japanese Yen	107,000,000	U.S. Dollar	1,398,762	4/09/12	105,924
Morgan Stanley	New Zealand Dollar	390,000	U.S. Dollar	317,253	5/10/12	(1,167)
Morgan Stanley	New Zealand Dollar	173,379	U.S. Dollar	141,039	5/10/12	(519)
Morgan Stanley	Swedish Krona	5,000,000	U.S. Dollar	736,377	4/03/12	(19,264)
Morgan Stanley	Turkish Lira	1,000,000	U.S. Dollar	557,880	5/07/12	1,734
Morgan Stanley	U.S. Dollar	768,145	Chinese Yuan	4,900,000	12/07/12	8,621
Morgan Stanley	U.S. Dollar	192,086	Brazilian Real	350,000	4/03/12	(466)
Morgan Stanley	U.S. Dollar	384,172	Brazilian Real	700,000	4/03/12	(933)
Morgan Stanley	U.S. Dollar	787,493	Brazilian Real	1,350,000	4/03/12	(48,389)
Morgan Stanley	U.S. Dollar	739,547	Swedish Krona	5,000,000	4/03/12	16,094
Morgan Stanley	U.S. Dollar	1,291,494	Japanese Yen	107,000,000	4/09/12	1,345
Morgan Stanley	U.S. Dollar	721,482	Australian Dollar	678,000	4/13/12	(20,294)
Morgan Stanley	U.S. Dollar	1,029,586	Canadian Dollar	1,030,000	4/13/12	2,764
Morgan Stanley	U.S. Dollar	101,277	Canadian Dollar	101,223	4/13/12	177
Morgan Stanley	U.S. Dollar	703,641	Canadian Dollar	700,000	4/13/12	(2,044)
Morgan Stanley	U.S. Dollar	455,878	Malaysian Ringgit	1,400,000	4/23/12	320
Morgan Stanley	U.S. Dollar	809,792	Mexican Peso	10,500,000	5/07/12	7,892
Morgan Stanley	U.S. Dollar	143,664	New Zealand Dollar	173,379	5/10/12	(2,106)
						$34,930

Credit Default Swaps outstanding:

Counterparty	Reference Index	Buy/Sell Protection (5)	Current Credit Spread (6)	Notional Amount	Fixed Rate*	Termination Date	Value (U.S. Dollars)	Appreciation Depreciation) (U.S. Dollars) (4)
Citibank N.A.	CITI ITRX EUR XOVER Index	Sell	6.12%	400,000 EUR	5.000%	6/20/17	$(23,592)	$37
JPMorgan	MARKIT CDX NA HY18 Index	Sell	5.69	1,000,000 USD	5.000	6/20/17	(27,401)	5,065
Morgan Stanley	ITRAXX ASIA EX JAPAN IG Index	Sell	1.46	500,000 USD	1.000	12/20/16	(10,960)	7,814
								$12,916
*	Annualized.

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars) (4)
3-Month Euro Euribor	Long	13	3/14	$4,287,951	$10,839
Long Gilt Future	Long	3	6/12	549,472	13,238
U.S. Treasury 5-Year Note	Long	5	6/12	612,695	1,277
U.S. Treasury 10-Year Note	Short	(9)	6/12	(1,165,359)	16,048
U.S. Treasury Long Bond	Short	(6)	6/12	(826,500)	26,353
					$67,755

38	Nuveen Investments

Call Options Purchased outstanding:

Number of Contracts	Counterparty	Type	Put Notional Amount (7)	Call Notional Amount	Expiration Date	Strike Price	Value (4)
1	Citibank N.A.	Currency Option	600,000 USD	1,062,000 BRL	6/11/12	1.770 BRL	$2,371
	Total Call Options Purchased (premiums paid $8,430)						$2,371

Call Options Written outstanding:

Number of Contracts	Counterparty	Type	Put Notional Amount	Call Notional Amount (8)	Expiration Date	Strike Price	Value (4)
1	Citibank N.A.	Currency Option	(1,026,000) BRL	(600,000) USD	6/11/12	1.710 BRL	$(389)
	Total Call Options Written (premiums received $2,460)						$(389)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$4,922,228	$—	$4,922,228
Convertible Bonds	—	20,530	—	20,530
Capital Preferred Securities	—	154,719	—	154,719
$25 Par (or similar) Preferred Securities	73,417	—	—	73,417
Asset-Backed and Mortgage-Backed Securities	—	1,656,148	—	1,656,148
Sovereign Debt	—	8,040,354	—	8,040,354
Short-Term Investments:
Repurchase Agreements	—	1,563,958	—	1,563,958
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	34,930	—	34,930
Credit Default Swaps*	—	12,916	—	12,916
Futures Contracts*	67,755	—	—	67,755
Call Options Purchased	2,371	—	—	2,371
Call Options Written	(389)	—	—	(389)
Total	$143,154	$16,405,783	$—	$16,548,937
*	Represents net unrealized appreciation (depreciation) as reported in the Fund's Portfolio of Investments.

During the period ended March 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Global Total Return Fund (continued)

March 31, 2012

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$189,596	Unrealized depreciation on forward foreign currency exchange contracts	$154,666
Foreign Currency Exchange Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	24,077	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	—
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	43,678	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	—
Foreign Currency Exchange Rate	Options	Options purchased, at value	2,371	Options written, at value	389
Credit	Swaps	Unrealized appreciation on credit default swaps**	12,916	Unrealized depreciation on credit default swaps**	—
Total			$272,638		$155,055
*	Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments, and not the deposits with brokers, if any, or the receivable or payable for variation margin presented on the Statement of Assets and Liabilities.
**	Value represents cumulative gross unrealized appreciation (depreciation) of swap contracts as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2012, the cost of investments (excluding investments in derivatives) was $16,048,173.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives), at March 31, 2012, were as follows:

Gross unrealized:
Appreciation	$416,218
Depreciation	(33,037)
Net unrealized appreciation (depreciation) of investments	$383,181

40	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(4)	Other Assets Less Liabilities includes the Value and the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at March 31, 2012.

(5)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(6)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(7)	Put Notional Amount is calculated by dividing the Call Notional Amount by the Strike Price.

(8)	Call Notional Amount is calculated by dividing the Put Notional Amount by the Strike Price.

N/R	Not rated.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound Sterling

MXN	Mexican Peso

NZD	New Zealand Dollar

SEK	Swedish Krona

TRY	Turkish Lira

USD	United States Dollar

ZAR	South African Rand

Nuveen Investments	41

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2012